Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Mar. 01, 2015
Supplement [Text Block]	jpmt1_SupplementTextBlock

J.P. MORGAN SPECIALTY FUNDS

JPMorgan Market Neutral Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated March 27, 2015 to the Prospectus

and Summary Prospectus dated March 1, 2015, as supplemented

Effective immediately, the "Annual Fund Operating Expenses" and "Example" tables for the Fund in the Fund's prospectus and summary prospectus are hereby replaced with the corresponding tables below:

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees	1.25%	1.25%	1.25%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	3.14	3.00	2.94
Dividend Expenses on Short Sales	2.30	2.30	2.30
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses[1]	0.59	0.45	0.39
Acquired Fund Fees and Expenses	0.02	0.02	0.02
Total Annual Fund Operating Expenses	4.66	5.02	4.21
Fee Waivers and Expense Reimbursements[2]	(0.84)	(0.70)	(0.64)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	3.82	4.32	3.57

1	"Remainder of Other Expenses" have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

2	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, Dividend Expenses on Short Sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 1.50%, 2.00% and 1.25%, respectively, of the average daily net assets. This contract cannot be terminated prior to 3/1/16 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 2/29/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	889	1,786	2,688	4,972
CLASS C SHARES ($)	533	1,444	2,454	4,978
SELECT CLASS SHARES ($)	360	1,220	2,095	4,342

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	889	1,786	2,688	4,972
CLASS C SHARES ($)	433	1,444	2,454	4,978
SELECT CLASS SHARES ($)	360	1,220	2,095	4,342

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUS AND SUMMARY PROSPECTUS FOR FUTURE REFERENCE

JPMorgan Market Neutral Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt1_SupplementTextBlock

J.P. MORGAN SPECIALTY FUNDS

JPMorgan Market Neutral Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated March 27, 2015 to the Prospectus

and Summary Prospectus dated March 1, 2015, as supplemented

Effective immediately, the "Annual Fund Operating Expenses" and "Example" tables for the Fund in the Fund's prospectus and summary prospectus are hereby replaced with the corresponding tables below:

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees	1.25%	1.25%	1.25%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	3.14	3.00	2.94
Dividend Expenses on Short Sales	2.30	2.30	2.30
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses[1]	0.59	0.45	0.39
Acquired Fund Fees and Expenses	0.02	0.02	0.02
Total Annual Fund Operating Expenses	4.66	5.02	4.21
Fee Waivers and Expense Reimbursements[2]	(0.84)	(0.70)	(0.64)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	3.82	4.32	3.57

1	"Remainder of Other Expenses" have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

2	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, Dividend Expenses on Short Sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 1.50%, 2.00% and 1.25%, respectively, of the average daily net assets. This contract cannot be terminated prior to 3/1/16 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 2/29/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	889	1,786	2,688	4,972
CLASS C SHARES ($)	533	1,444	2,454	4,978
SELECT CLASS SHARES ($)	360	1,220	2,095	4,342

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	889	1,786	2,688	4,972
CLASS C SHARES ($)	433	1,444	2,454	4,978
SELECT CLASS SHARES ($)	360	1,220	2,095	4,342

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUS AND SUMMARY PROSPECTUS FOR FUTURE REFERENCE

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2/29/16
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 2/29/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
JPMorgan Market Neutral Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	3.14%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.59%	[1]
Dividend Expenses on Short Sales	rr_Component3OtherExpensesOverAssets	2.30%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.66%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.84%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	3.82%	[2]
1 Year	rr_ExpenseExampleYear01	889
3 Years	rr_ExpenseExampleYear03	1,786
5 Years	rr_ExpenseExampleYear05	2,688
10 Years	rr_ExpenseExampleYear10	4,972
1 Year	rr_ExpenseExampleNoRedemptionYear01	889
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,786
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,688
10 Years	rr_ExpenseExampleNoRedemptionYear10	4,972
JPMorgan Market Neutral Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	3.00%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.45%	[1]
Dividend Expenses on Short Sales	rr_Component3OtherExpensesOverAssets	2.30%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.02%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.70%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	4.32%	[2]
1 Year	rr_ExpenseExampleYear01	533
3 Years	rr_ExpenseExampleYear03	1,444
5 Years	rr_ExpenseExampleYear05	2,454
10 Years	rr_ExpenseExampleYear10	4,978
1 Year	rr_ExpenseExampleNoRedemptionYear01	433
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,444
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,454
10 Years	rr_ExpenseExampleNoRedemptionYear10	4,978
JPMorgan Market Neutral Fund | Select Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.94%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.39%	[1]
Dividend Expenses on Short Sales	rr_Component3OtherExpensesOverAssets	2.30%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.21%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.64%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	3.57%	[2]
1 Year	rr_ExpenseExampleYear01	360
3 Years	rr_ExpenseExampleYear03	1,220
5 Years	rr_ExpenseExampleYear05	2,095
10 Years	rr_ExpenseExampleYear10	4,342
1 Year	rr_ExpenseExampleNoRedemptionYear01	360
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,220
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,095
10 Years	rr_ExpenseExampleNoRedemptionYear10	4,342

[1]	"Remainder of Other Expenses" have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.
[2]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, Dividend Expenses on Short Sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 1.50%, 2.00% and 1.25%, respectively, of the average daily net assets. This contract cannot be terminated prior to 3/1/16 at which time the Service Providers will determine whether or not to renew or revise it.